Post-Employment Benefit Costs - Schedule of Post Employment Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of terms and conditions of defined contribution retirement savings plan [abstract]
Supplemental Employee Retirement Plan (SERP)	$ 806	$ 810
Group RRSP	257	223
Total post-employment benefits	$ 1,063	$ 1,033